Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) Type	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 986,914		$ 1,028,765
Other Liabilities	284,546		201,002
Grants and other non-current liabilities	$ 1,271,460		1,229,767
Number of grant types | Type	2
Income from grants	$ 44,449	$ 44,256
Finance lease liabilities	60,000		52,000
Dismantling provisions	125,000		88,000
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	44,100	$ 44,200
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	650,000		674,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 332,000		$ 352,000